Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions

Note 8 - Related Party Transactions

Partner Colorado Credit Union (“PCCU”) - Related Party Status

The Company identifies related parties in accordance with ASC 850 and Rule 1-02(u) of Regulation S-X.

PCCU is a related party because it held approximately 24.0% and 25.2% of the Company’s Common Stock as of March 31, 2026 and December 31, 2025, respectively. PCCU is also the largest holder of the Company’s Series B Convertible Preferred Stock and holds approximately 43.3% of outstanding shares and associated Series B Warrants as of March 31, 2026 and December 31, 2025 and holds all of the Company’s cash deposits. These factors give PCCU the ability to significantly influence the Company’s management and operating policies.

Debt Cancellation Agreement

On September 30, 2025, the Company and PCCU entered into a Debt Cancellation Agreement under which the approximately $10.7 million outstanding principal balance on the Senior Secured Promissory Note (originally dated March 29, 2023) was fully satisfied. In exchange, PCCU received:

●	13,436 shares of Series B Convertible Preferred Stock; and

●	A Series B Warrant to purchase 865,200 shares of Common Stock at an exercise price of $7.7644 per share.

PCCU’s conversion and warrant exercise rights are subject to a 4.99% beneficial ownership cap.

Commercial Alliance Agreement (“CAA”) - Major Customer Concentration

The Company derives substantially all of its revenue from services provided to PCCU. Revenue under the Second Amended CAA and the Amended CAA, as applicable, was $1.8 million and $1.6 million represented 90.0% and 83.0% of total revenue for the three months ended March 31, 2026 and March 31, 2025, respectively. Amounts due from PCCU represented 96.0% and 97.0% of total accounts receivable for the period ended March 31, 2026 and December 31, 2025. The loss of, or a material change to, this relationship could have a material adverse effect on the Company’s results of operations and financial condition.

Related Party Balances

The following amounts with PCCU are included in the unaudited condensed consolidated balance sheets:

	March 31, 2026	December 31, 2025
Cash and cash equivalents	$5,897,470	$6,779,040
Accounts receivable	724,900	1,009,483
Accounts payable	161,751	171,365

Note 10 - Related Party Transactions

The Company identifies related parties in accordance with ASC 850 and Rule 1-02(u) of Regulation S-X.

Partner Colorado Credit Union (“PCCU”) - Related Party Status

PCCU is a related party because it held approximately 25.2% and 38.8% of the Company’s Common Stock as of December 31, 2025 and 2024, respectively. PCCU is also the largest holder of the Company’s Series B Convertible Preferred Stock (approximately 43% of outstanding shares and associated warrants) and holds the majority of the Company’s cash deposits. These factors give PCCU the ability to significantly influence the Company’s management and operating policies.

Debt Cancellation Agreement

On September 30, 2025, the Company and PCCU entered into a Debt Cancellation Agreement under which the approximately $10.7 million outstanding principal balance on the Senior Secured Promissory Note (originally dated March 29, 2023) was fully satisfied. In exchange, PCCU received:

●	13,436 shares of Series B Convertible Preferred Stock; and

●	A Series B Warrant to purchase 865,200 shares of Common Stock at an exercise price of $7.7644 per share.

PCCU’s conversion and warrant exercise rights are subject to a 4.99% beneficial ownership cap. See Note 11 for the accounting treatment of this transaction.

Commercial Alliance Agreement (“CAA”) - Major Customer Concentration

The Company derives substantially all of its revenue from services provided to PCCU. Revenue under the CAA was $6.7 million and $12.7 million represented 86.7% and 83.5% of total revenue for the years ended December 31, 2025 and 2024, respectively. Amounts due from PCCU represented 97.0% and 87.8% of total accounts receivable at those dates. The loss of, or a material change to, this relationship could have a material adverse effect on the Company’s results of operations and financial condition.

Agreement history and key terms:

Version	Effective Date	Key Terms
Original CAA	March 29, 2023	Per-account servicing fees ($26.08-$28.69/month in 2024); Company indemnified PCCU against loan losses; investment income split 75% Company / 25% PCCU.
First Amended CAA	December 31, 2024	Term extended to December 31, 2028; indemnification eliminated; per-account fees replaced by a fixed asset hosting fee (0.01 × average daily deposit balance); Company receives 100% of investment income on CRB funds; loan program income split introduced using a Constant Maturity Treasury-based yield allocation formula which was approximately 35%.
Second Amended CAA	October 1, 2025	Material economic terms agreed on or about October 1, 2025, following completion of the September 2025 Recapitalization; written agreement formally executed on February 4, 2026 following resolution of procedural and documentation matters only. Term extended to December 31, 2031; Company’s loan program income share increased from approximately 35% to up to 65%; indemnification reinstated at the Company’s 65% income share, supported by a minimum cash reserve tied to PCCU’s financial indemnification liability estimate; asset hosting fee changed to a graduated (tiered) structure; NASDAQ compliance provision added (see below).

NASDAQ compliance provision. If maintaining the Company’s NASDAQ listing requires a reduction in its indemnification percentage, the loan program income share will adjust downward by a corresponding amount. The Company is actively monitoring its NASDAQ compliance obligations in connection with this provision. See Note 20 - Commitments and Contingencies.

Second Amended CAA. Although the Second Amended CAA was formally executed on February 4, 2026, after the balance sheet date, the Company and PCCU reached agreement on the material economic terms on or about October 1, 2025, following completion of the September 2025 Recapitalization. The intervening period between October 1, 2025 and the February 4, 2026 execution date involved only procedural and documentation matters that did not affect the substance of the agreed terms. Accordingly, the Company has given effect to the Second Amended CAA from October 1, 2025, in accordance with ASC 606-10-25-10 through 25-13, and the agreement’s financial statement impacts are treated as a Type 1 recognized subsequent event under ASC 855-10-25-1, as the economic terms relate to conditions existing as of December 31, 2025. Accordingly, the financial effects were recognized in the financial statements for the year ended December 31, 2025, including:

●	A retroactive reduction in asset hosting fees of approximately $0.06 million (difference between the First Amended CAA flat rate of 1.00% and the tiered rates under the Second Amended CAA for Q4 2025); and

●	Recognition of approximately $0.4 million in incremental loan program income for Q4 2025, reflecting the increase in the Company’s share from approximately 35% up to 65%.

Related Party Balances

The following amounts with PCCU are included in the consolidated balance sheets:

	December 31, 2025	December 31, 2024
Cash and cash equivalents	$6,779,040	$2,202,895
Accounts receivable	1,009,483	968,023
Accounts payable	171,365	75,608
Senior Secured Promissory Note	-	11,004,173

The Company evaluates its related party relationships at each reporting date in accordance with ASC 850 and SEC Regulation S-X Rule 4-08(k).